[INVESCO LETTERHEAD]

January 11, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK No. 0000725781

Ladies and Gentlemen:

On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, is the electronic version of the Fund’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) containing a proxy statement/prospectus.  This Amendment is being filed to respond to comments from the Staff on the initial Registration Statement and to make certain other changes from the initial Registration Statement.

Pursuant to the 1933 Act, the Fund hereby requests that, pursuant to Section 8(a) of the 1933 Act, the Commission declare the Amendment effective on January 12, 2012.

Please send copies of all correspondence with respect to the Amendment to my attention or contact me at 713.214.1968.

Very truly yours,

/s/Stephen R. Rimes
Stephen R. Rimes
Counsel